Stockholders' Equity - Summary of Common Stock Reserved (Detail)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Conversion of Stock [Line Items]
Stock options and awards issued and outstanding	3,969,760	3,608,326	3,334,530
Stock based-awards available for grant	2,506,022	2,127,279	38,672
Common and convertible preferred stock warrants		56,054	100,700
Shares of common stock reserved for issuance	6,475,782	5,791,659	17,635,346
Series A convertible preferred stock
Conversion of Stock [Line Items]
Conversion of convertible preferred stock			3,566,509
Series B convertible preferred stock
Conversion of Stock [Line Items]
Conversion of convertible preferred stock			5,480,768
Series C convertible preferred stock
Conversion of Stock [Line Items]
Conversion of convertible preferred stock			3,343,586
Series D convertible preferred stock
Conversion of Stock [Line Items]
Conversion of convertible preferred stock			1,770,581